Deferred tax assets and liabilities	12 Months Ended
Mar. 31, 2025
Disclosure Of Deferred tax assets and liabilities [Abstract]
Deferred tax assets and liabilities
11.	Deferred tax assets and liabilities

The tax effects of significant temporary differences that resulted in deferred tax assets and a description of the items that created these differences is given below

Recognized deferred tax assets / (liabilities)		Assets / (liabilities)
	March 31, 2025	March 31, 2024
Deductible temporary difference
Property, Plant and Equipment	1,095,479	974,835
Lease obligations on right of use assets	184,408	181,500
Provision for employee benefits	52,635	48,879
Accounts receivable	145,831	131,197
Payment to the MSME Vendors	10,934	10,934
Provision for Doubtful Advances	22,819	22,819
	1,512,106	1,370,164
Taxable temporary difference
Intangible assets	(86,529)	(144,273)
Finance Lease obligations	(28,456)	(28,571)
	(114,985)	(172,844)

Net deferred tax asset (liability) recognized in Balance Sheet	1,397,121	1,197,320

In assessing the realizability of deferred tax assets, management considers whether some portion or all of deferred tax assets will not be realized. The ultimate realization of deferred tax assets and tax loss carry forwards is dependent upon the generation of future taxable income during the periods in which the temporary differences become deductible. Management considers the scheduled reversals of deferred tax liabilities, projected future taxable income and tax planning strategy in making this assessment. Based on the level of historical taxable income and projections of future taxable income over the periods in which deferred tax assets are deductible, management believes that the Group will realize the benefits of those recognized deductible differences. The amount of deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income are reduced.

Movement in temporary differences during the year

	Balance as of March 31, 2023	Recognized in income statement	Recognized in Equity / Balance sheet	Balance as of March 31, 2024	Recognized in income statement	Recognized in Equity / Balance sheet	Balance as of March 31, 2025
Property, plant and equipment	714,742	260,093	-	974,835	120,644		1,095,479
Intangible assets	(133,829)	(10,444)	-	(144,273)	57,744		(86,529)
Lease obligations on right of use assets	147,614	33,886	-	181,500	2,908		184,408
Finance Lease obligations	(34,145)	5,574	-	(28,571)	115		(28,456)

Payment to MSME Vendors		10,934	-	10,934	-		10,934
Provision for employee benefits	45,421	3,458	-	48,879	3,756		52,635
Accounts receivable	104,658	26,539	-	131,197	14,634		145,831
Provision for	-			-			-
Doubtful Advances	21,177	1,642	-	22,819	-		22,819

Unrecognized deferred tax assets / (liabilities)

	As of March 31, 2025	As of March 31, 2024
Deductible temporary differences	-	-
Unrecognized tax losses	-	262,600
	-	262,600

Considering the probability of availability of future taxable profits in the period in which tax losses expire, deferred tax assets have not been recognized in respect of tax losses carried forward by the Group. The above tax losses expire at various years.

Income tax expense recognized in profit or loss
	March 31, 2025	March 31, 2024	March 31, 2023
Current tax expense / (benefit)
Current period	698,346	514,847	525,942

Deferred tax expense / (benefit)
Origination and reversal of temporary differences	(199,800)	(331,747)	(179,443)

Total income tax expense / (benefit)	498,546	183,100	346,499

There are no income taxes directly recognized in other comprehensive income.

Reconciliation of effective tax rate

A reconciliation of the income tax provision to the amount computed by applying the statutory income tax rate to the income before taxes is summarized below:
	Year ended March 31, 2025	Year ended March 31, 2024	Year ended March 31, 2023
Profit/(Loss) before income taxes	(286,412)	352,039	1,021,021
Enacted tax rates in India	25.17%	25.17%	25.17%
Computed expected tax expense / (benefit)	(72,090)	88,608	256,991
Effect of:
Recognition of previously unrecognised deferred tax asset on temporary differences	-	(1,735)	(42,500)
Difference on account differential tax rates in different jurisdictions	49,300	(22,852)	18,519
Effect of Unrecognised business loss including reversal of previously recognised DTA on business loss	382,637	157,100	105,500
Expenses/income not taxable
Effect of expenses that are not deductible in determining taxable profit	32,500	26,963	1,700
Utilisation of previously unrecognised temporary differences	57,600	-	-
Permanent difference on account of coupon charges on CCDs	-	(30,205)	43
Others	48,599	(34,779)	6,246
	498,546	183,100	346,499